Employee Future Benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Future Benefits	EMPLOYEE FUTURE BENEFITS
For defined benefit pension and OPEB plans, the benefit obligation and fair value of plan assets are measured as at December 31.

For the Corporation's Canadian and Caribbean subsidiaries, actuarial valuations to determine funding contributions for pension plans are required at least every three years. The most recent valuations were as of December 31, 2017 for the Corporation; December 31, 2018 for FortisBC Energy and FortisBC Electric (plan covering unionized employees); December 31, 2019 for the remaining FortisBC Electric plans, Newfoundland Power, FortisAlberta and FortisOntario; and December 31, 2020 for Caribbean Utilities.

ITC, UNS Energy and Central Hudson perform annual actuarial valuations as their funding requirements are based on maintaining minimum annual targets, all of which have been met.

The Corporation's investment policy is to ensure that the defined benefit pension and OPEB plan assets, together with expected contributions, are invested in a prudent and cost-effective manner to optimally meet the liabilities of the plans. The investment objective is to maximize returns in order to manage the funded status of the plans and minimize the Corporation's cost over the long term, as measured by both cash contributions and recognized expense.

Allocation of Plan Assets

	2020 Target Allocation
(weighted average %)		2020	2019
Equities	46	48	47
Fixed income	47	45	46
Real estate	6	6	6
Cash and other	1	1	1
	100	100	100
Fair Value of Plan Assets

(in millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2020
Equities	$713	$1,163	$—	$1,876
Fixed income	197	1,580	—	1,777
Real estate	—	17	204	221
Private equities	—	—	20	20
Cash and other	8	17	—	25
	$918	$2,777	$224	$3,919

2019
Equities	$622	$1,050	$—	$1,672
Fixed income	171	1,445	—	1,616
Real estate	—	16	207	223
Private equities	—	—	22	22
Cash and other	8	10	—	18
	$801	$2,521	$229	$3,551
(1)    See Note 27 for a description of the fair value hierarchy.

The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

(in millions)	2020	2019
Balance, beginning of year	$229	$215
(Loss) return on plan assets	(2)	19
Foreign currency translation	(1)	(2)
Purchases, sales and settlements	(2)	(3)
Balance, end of year	$224	$229

Funded Status	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Change in benefit obligation (1)
Balance, beginning of year	$3,632	$3,207	$712	$655
Service costs	98	77	32	27
Employee contributions	17	16	2	2
Interest costs	113	124	22	25
Benefits paid	(162)	(144)	(27)	(27)
Actuarial losses	350	439	62	46
Past service (credits) costs/plan amendments	—	1	(3)	4
Foreign currency translation	(53)	(88)	(11)	(20)
Balance, end of year (2) (3)	$3,995	$3,632	$789	$712

Change in value of plan assets
Balance, beginning of year	$3,208	$2,830	$343	$293
Actual return on plan assets	444	523	55	62
Benefits paid	(155)	(138)	(27)	(27)
Employee contributions	17	18	2	2
Employer contributions	62	53	28	28
Foreign currency translation	(48)	(78)	(10)	(15)
Balance, end of year (4)	$3,528	$3,208	$391	$343

Funded status	$(467)	$(424)	$(398)	$(369)

Balance sheet presentation
Long-term assets (Note 9)	$58	$46	$8	$17
Current liabilities (Note 13)	(13)	(12)	(13)	(12)
Long-term liabilities (Note 16)	(512)	(458)	(393)	(374)
	$(467)	$(424)	$(398)	$(369)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $3,679 million as at December 31, 2020 (2019 - $3,352 million).
(3)The increases in the defined benefit pension and OPEB obligations were driven by the decrease in discount rates due to lower interest rates.
(4)The increases in the defined benefit pension and OPEB plan assets were driven by market returns.

For those defined benefit pension plans for which the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2020, the obligation was $3,290 million compared to plan assets of $2,777 million (2019 - $2,971 million and $2,511 million, respectively).

For those defined benefit pension plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2020, the obligation was $3,037 million compared to plan assets of $2,741 million (2019 - $2,752 million and $2,478 million, respectively).

For those OPEB plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2020, the obligation was $589 million compared to plan assets of $183 million (2019 - $537 million and $151 million, respectively).

Net Benefit Cost (1)	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Service costs	$98	$77	$32	$27
Interest costs	113	124	22	25
Expected return on plan assets	(176)	(161)	(19)	(16)
Amortization of actuarial losses (gains)	33	24	(5)	(4)
Amortization of past service credits/plan amendments	(1)	(1)	(2)	(7)
Regulatory adjustments	—	2	4	3
	$67	$65	$32	$28
(1)    The non-service cost components of net periodic benefit cost are included in other income, net in the consolidated statements of earnings.

The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Unamortized net actuarial losses (gains)	$42	$32	$(1)	$(2)
Unamortized past service costs	1	1	7	7
Income tax recovery	(10)	(8)	(1)	(1)
Accumulated other comprehensive income	$33	$25	$5	$4

Net actuarial losses (gains)	$517	$486	$12	$(18)
Past service credits	(7)	(9)	(8)	(8)
Other regulatory deferrals	13	15	18	19
	$523	$492	$22	$(7)

Regulatory assets (Note 8)	$523	$492	$65	$38
Regulatory liabilities (Note 8)	—	—	(43)	(45)
Net regulatory assets (liabilities)	$523	$492	$22	$(7)
The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory assets.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Current year net actuarial losses	$9	$11	$1	$—
Past service costs/plan amendments	—	—	—	5
Amortization of actuarial losses	1	1	—	—
Foreign currency translation	—	1	—	—
Income tax recovery	(2)	(5)	—	—
Total recognized in comprehensive income	$8	$8	$1	$5

Current year net actuarial losses	$69	$64	$25	$3
Past service costs (credits)/plan amendments	—	—	(3)	—
Amortization of actuarial (losses) gains	(31)	(23)	5	4
Amortization of past service (costs) credits	2	(1)	3	8
Foreign currency translation	(7)	(10)	—	—
Regulatory adjustments	(2)	—	(1)	(8)
Total recognized in regulatory assets	$31	$30	$29	$7

Significant Assumptions	Defined Benefit Pension Plans		OPEB Plans
(weighted average %)	2020	2019	2020	2019
Discount rate during the year (1)	3.16	4.05	3.22	4.10
Discount rate as at December 31	2.63	3.20	2.64	3.25
Expected long-term rate of return on plan assets (2)	5.52	5.78	5.28	5.50
Rate of compensation increase	3.34	3.33	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.61	4.62
(1)ITC and UNS use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.
(2)Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.
(3)The projected 2021 weighted average health care cost trend rate is 5.91% and is assumed to decrease over the next 11 years to the weighted average ultimate health care cost trend rate of 4.61% in 2031 and thereafter.

Expected Benefit Payments	Defined Benefit	OPEB
(in millions)	Pension Payments	Payments
2021	$163	$27
2022	165	28
2023	170	30
2024	174	31
2025	180	32
2026-2030	984	174

During 2021 the Corporation expects to contribute $49 million for defined benefit pension plans and $33 million for OPEB plans.

In 2020 the Corporation expensed $42 million (2019 - $39 million) related to defined contribution pension plans.